SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund

Supplement Dated October 28, 2009
to the Class A Shares Prospectus Dated September 30, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "Small Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-618 (10/09)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap Fund

Supplement Dated October 28, 2009
to the Statement of Additional Information ("SAI") Dated September 30, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Fund.

Change in Sub-Advisers for the Small Cap Fund

In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Neuberger Berman Management LLC is hereby deleted. In addition, in the sub-section entitled "Portfolio Management," under the same section, the text relating to Neuberger Berman Management LLC is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-619 (10/09)